UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21233

PARADIGM FUNDS
(Exact name of registrant as specified in charter)

Nine Elk Street, Albany, NY	12207-1002
(Address of principal executive offices)	(Zip code)

Robert A. Benton
Nine Elk Street, Albany, NY 12207-1002
(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 431-3500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.

Item 1. Reports to Stockholders.

Paradigm Funds

Paradigm Value Fund
Paradigm Select Fund
Paradigm Opportunity Fund
Paradigm Micro-Cap Fund
For Investors Seeking Long-Term Capital Appreciation

SEMI-ANNUAL REPORT
June 30, 2018

Table of Contents

PARADIGM FUNDS

Letter to Shareholders	2
Sector Allocation	5
Performance Information	7
Schedules of Investments	11
Statements of Assets and Liabilities	21
Statements of Operations	21
Statements of Changes in Net Assets	23
Financial Highlights	25

NOTES TO FINANCIAL STATEMENTS	27

DISCLOSURE OF EXPENSES	33

ADDITIONAL INFORMATION	35

2018 Semi-Annual Report 1

Letter to Shareholders

Dear Fellow Shareholders:

After what we had described as a deceptively neutral first quarter in the US equity markets, the second quarter reflected a re-acceleration in investor optimism. What remained consistent however, were the increased levels of volatility. While Growth outperformed Value across the board in the first quarter, Value and Growth were more evenly matched in the mid-cap and small-cap indices in the second quarter. Strong sector performance in Health Care and Information Technology drove returns for the Russell 2000 again in the second quarter, once again an ongoing theme. Within the Technology sector, however, benchmark performance was driven by strength in Services and Software industries, versus a pullback in the Semiconductor Equipment group where the funds have been more heavily weighted. The Semiconductor weakness reflects both trade tariff and industry cycle concerns.

As we speak with the management teams of our holdings, their tone remains sanguine. Tax cuts have benefited corporate America significantly, and as a result companies have more free cash flow to deploy toward both capital investments as well as share buybacks. For example, a recent UBS report identified a 21% increase in capex spending year over year for the S&P 500, the largest increase since 2011, and a 52% increase in net buybacks. While we have not seen massive capital improvements in our portfolio universe thus far, the overall corporate outlook remains buoyant.

From a macro perspective, the US economy remains in a stable trajectory, with a few nuances at the margin. The most recent unemployment rate as of June 30, 2018 actually increased slightly, to 4.0% from 3.8%, in part reflecting increased participation from new entrants to the workforce. While current consumer confidence remains at very high levels, the most recent confidence data suggest that Americans have decreased confidence in the future of the US economy.

Several concerns remain at the forefront for the economy. With increasing inflationary pressures looming on the horizon, the Fed has implemented seven rate hikes since 2015. As an early indication of a pickup in inflation, the most recent CPI reading of 2.9 percent was the highest since February 2012. Regarding the well documented US labor scarcity, while we have yet to see it manifest in any significant way, wage inflation also seems to be a “when, not if” question. Lastly, and most immediately preoccupying, recent headlines surrounding global tariff threats and trade wars are a massive overhang for the US economy. Not only is it concerning for corporations from a strategic planning and supply chain perspective, but also for the general US consumer confidence and household outlook. As we all know, the fear of the unknown can often be a debilitating headwind to economic growth and investment.

As we enter the back half of the year, we certainly feel more cautious in our market outlook given the aforementioned items. Moreover, from a sector-specific perspective, we have increased concerns in certain industry areas. For example, we said a year ago in our second-quarter letter that we thought Specialty Retail names had been oversold. Since then, the group as a whole has rebounded sharply. Over the past 12 months, the Specialty Retail industry in the Russell 2000 has appreciated 27%, and the question at this point is how long the party can last. Furthermore, retail sales comparisons will become more challenging for many companies by the fourth quarter of 2018. Lastly, in the first half of 2018, smaller-capitalization names have outperformed large-cap, which could be unsustainable as a trend should equity markets become rockier in the back half of 2018.

2018 Semi-Annual Report 2

We also firmly believe that despite a more cautious stance, it is imperative to remain fully invested. Given our value-oriented, bottom-up investment standpoint we retain comfort with our portfolio holdings despite the market and headlines fear factors. We believe that our holdings’ relatively discounted valuations and strong free cash flow profiles should protect on the downside. We continue to believe that the small-cap equity market provides the greatest source of investment inefficiency, and thus opportunity. In these more volatile markets, we consistently scour our investable universe for valuation disconnects, pricing dislocations and overreactions to the downside, as well as underfollowed names as sources of new ideas. While investing in volatile markets never feels easy, we maintain conviction in our disciplined investment process and believe that it will prevail both in these markets and over time.

Paradigm Value Fund

The Paradigm Value Fund appreciated 10.42% in the first half of 2018, compared to a 5.44% gain for its benchmark, the Russell 2000 Value Index. Since inception (January 1, 2003) on an annualized basis, the Fund has returned 13.35%, compared to 10.68% for the benchmark.

The Health Care and Information Technology sectors contributed most to the portfolio’s outperformance in the first half, with stock selection strongly positive in both sectors. Portfolio Health Care holdings appreciated 34.06%, well ahead of the benchmark sector’s 16.85% gain. Our overweight to the Health Care sector further supported relative performance. Similarly, the portfolio’s Information Technology holdings gained 8.43%, compared to 3.75% for the benchmark sector.

Energy holdings proved most challenging on a relative basis due to Equipment and Service Provider holdings.

Paradigm Select Fund

The Paradigm Select Fund appreciated 4.94% in the first half of 2018, compared to a gain of 5.46% for its benchmark, the Russell 2500 Index. Since inception (January 1, 2005) on an annualized basis, the Fund has returned 9.30% compared to 9.11% for the benchmark.

The Materials sector was the top relative performer in the first half of 2018 due to stock selection. The portfolio sector’s 11.17% gain compared favorably to the benchmark sector’s 3.74% loss, led by holdings in the Paper & Forest Products sector.

Health Care holdings proved most challenging due to stock-specific setbacks with Service Provider and Technology holdings.

Paradigm Opportunity Fund

The Paradigm Opportunity Fund appreciated 12.48% in the first half of 2018, compared to the benchmark Russell 2000’s 7.66% return. Since inception (January 1, 2005) on an annualized basis, the Fund has returned 7.90%, compared to 8.55% for the benchmark.

The Health Care sector was the top performer in the first half of 2018. Portfolio holdings appreciated 43.09%, compared to a gain of 17.09% for the benchmark sector, due to strong

2018 Semi-Annual Report 3

stock selection. Our Consumer Discretionary holdings gained 22.05%, compared to 4.92% for the benchmark sector.

The Industrials sector was the most challenging on a relative basis due to Professional Services holdings.

Paradigm Micro-Cap Fund

The Paradigm Micro-Cap Fund gained 13.95% in the first half of 2018, compared to a gain of 10.71% for its benchmark, the Russell Microcap Index. Since inception (January 1, 2008) on an annualized basis, the Fund has returned 9.39%, compared to 8.35% for the benchmark.

Strong stock selection made the Consumer Discretionary sector the top performer in the first half of 2018. The portfolio sector’s 24.21% gain far outpaced the benchmark sector’s 0.87% return, driven by holdings in the Retailing and Specialty Retail sectors.

The Information Technology sector was the most challenging on a relative basis due to stock-specific setbacks.

Sincerely,

Candace King Weir President and Chief Investment Officer Paradigm Funds Advisor LLC	Amelia F. Weir Senior Vice President Paradigm Funds Advisor LLC

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance may be lower or higher that the performance data quoted. To obtain performance data current to the most recent month end, please call 1-800-239-0732 or visit our website at www.paradigm-funds.com.

2018 Semi-Annual Report 4

Paradigm Funds (Unaudited)

                                          PARADIGM VALUE FUND
                                     Sector Allocation as of June 30, 2018
                                (As a Percentage of Equity Securities Held)

                                            PARADIGM SELECT FUND
                                        Sector Allocation as of June 30, 2018
                                    (As a Percentage of Equity Securities Held)

2018 Semi-Annual Report 5

Paradigm Funds (Unaudited)

                                          PARADIGM OPPORTUNITY FUND
                                             Sector Allocation as of June 30, 2018
                                        (As a Percentage of Equity Securities Held)

                                           PARADIGM MICRO-CAP FUND
                                           Sector Allocation as of June 30, 2018
                                      (As a Percentage of Equity Securities Held)

2018 Semi-Annual Report 6

Paradigm Value Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annualized Rate of Return (%) for the Periods Ended June 30, 2018.

June 30, 2018 NAV $54.06

	1 Year(A)	3 Year(A)	5 Year(A)	10 Year(A)
Paradigm Value Fund	20.13%	12.45%	11.40%	9.21%
Russell 2000® Value Index(B)	13.10%	11.22%	11.18%	9.88%

(A) 1 Year, 3 Year, 5 Year and 10 Year returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Value Fund was January 1, 2003.

(B) The Russell 2000® Value Index (whose composition is different from the Fund) is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks.

Per the Fund’s most recent prospectus, the Fund’s Total Annual Operating Expense Ratio is 1.51% . The Total Annual Operating Expense Ratio may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights only include the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT www.paradigm-funds.com.

2018 Semi-Annual Report 7

Paradigm Select Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annualized Rate of Return (%) for the Periods Ended June 30, 2018.

June 30, 2018 NAV $39.29

	1 Year(A)	3 Year(A)	5 Year(A)	10 Year(A)
Paradigm Select Fund	15.05%	9.69%	11.84%	9.87%
Russell 2500® Index(B)	16.24%	10.30%	12.29%	10.74%

(A) 1 Year, 3 Year, 5 Year and 10 Year returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Select Fund was January 1, 2005.

(B) The Russell 2500® Index (whose composition is different from the Fund) measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “mid” cap. The Russell 2500 Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership.

Per the Fund’s most recent prospectus, the Fund’s Total Annual Operating Expense Ratio (before any fee waiver) is 1.51%, and 1.16% post waiver. The Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in Acquired Funds) at 1.15% of its average daily net assets through April 30, 2019. The Total Annual Operating Expense Ratio may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights only include the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT www.paradigm-funds.com.

2018 Semi-Annual Report 8

Paradigm Opportunity Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annualized Rate of Return (%) for the Periods Ended June 30, 2018.

June 30, 2018 NAV $45.53

	1 Year(A)	3 Year(A)	5 Year(A)	10 Year(A)
Paradigm Opportunity Fund	27.76%	9.48%	11.83%	10.17%
Russell 2000® Index(B)	17.57%	10.96%	12.46%	10.60%

(A) 1 Year, 3 Year, 5 Year and 10 Year returns include change in share prices and in each case includes reinvestment of any dividends, capital gain distributions and return of capital. The inception date of the Paradigm Opportunity Fund was January 1, 2005.

(B) The Russell 2000® Index (whose composition is different from the Fund) consists of the smallest 2,000 companies in the Russell 3000 Index (which represents approximately 98% of the investable U.S. equity market). The Index is an unmanaged index generally considered as the premier of small capitalization stocks.

Per the Fund’s most recent prospectus, the Fund’s Total Annual Operating Expense Ratio (before any fee waiver) is 1.51%, and 1.26% post waiver. The Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in Acquired Funds) at 1.25% of its average daily net assets through April 30, 2019. The Total Annual Operating Expense Ratio may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights only include the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT www.paradigm-funds.com.

2018 Semi-Annual Report 9

Paradigm Micro-Cap Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annualized Rate of Return (%) for the Periods Ended June 30, 2018.

June 30, 2018 NAV $36.92

	1 Year(A)	3 Year(A)	5 Year(A)	10 Year(A)
Paradigm Micro-Cap Fund	14.58%	14.45%	12.49%	10.46%
Russell Microcap® Index(B)	20.21%	10.49%	12.78%	10.63%

(A) 1 Year, 3 Year, 5 Year and 10 Year returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Micro-Cap Fund was January 1, 2008. Effective December 27, 2011, the name of the Paradigm Intrinsic Value Fund was changed to the Paradigm Micro-Cap Fund.

(B) The Russell Microcap® Index measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next smallest eligible securities by market cap. The Russell Microcap is completely reconstituted annually to ensure larger stocks do not distort performance and characteristics of the true microcap opportunity set. Effective December 27, 2011 the Fund changed its investment strategy. Under normal circumstances, the Micro-Cap Fund invests at least 80% of its net assets in common stocks of U.S. micro-cap companies. Therefore, the primary comparative index was changed from the S&P 500® Index to the Russell Microcap® Index.

Per the Fund’s most recent prospectus, the Fund’s Total Annual Operating Expense Ratio is 1.26% . The Total Annual Operating Expense Ratio may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights only include the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT www.paradigm-funds.com.

2018 Semi-Annual Report 10

Paradigm Value Fund
		Schedule of Investments
		June 30, 2018 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Air Courier Services
72,000	Air Transport Services Group, Inc. *	$1,626,480	2.64%
Aircraft Parts & Auxiliary Equipment, NEC
10,000	Ducommun Incorporated *	330,900	0.54%
Cable & Other Pay Television Services
33,700	TiVo Solutions Inc.	453,265	0.73%
Communications Equipment, NEC
20,000	Vocera Communications, Inc. *	597,800	0.97%
Computer Communications Equipment
110,300	A10 Networks, Inc. *	687,169
90,000	Extreme Networks, Inc. *	716,400
		1,403,569	2.28%
Construction - Special Trade Contractors
76,800	Matrix Service Co. *	1,409,280	2.28%
Electrical Work
18,500	EMCOR Group Inc.	1,409,330	2.28%
Electronic Computers
10,000	Omnicell, Inc. *	524,500	0.85%
Glass Products, Made of Purchased Glass
15,000	Apogee Enterprises, Inc.	722,550	1.17%
Guided Missiles & Space Vehicles & Parts
30,000	Kratos Defense & Security Solutions, Inc. *	345,300	0.56%
Heavy Construction Other Than Building Construction - Contractors
23,000	Granite Construction Incorporated	1,280,180	2.08%
Industrial Organic Chemicals
20,400	Sensient Technologies Corporation	1,459,620	2.37%
Laboratory Analytical Instruments
19,900	PerkinElmer Inc.	1,457,277	2.36%
Millwood, Veneer, Plywood, & Structural Wood Members
5,000	American Woodmark Corporation *	457,750	0.74%
Miscellaneous Electrical Machinery, Equipment & Supplies
31,200	Electro Scientific Industries, Inc. *	492,024	0.80%
Motor Vehicle Parts & Accessories
24,500	Modine Manufacturing Company *	447,125
51,000	Tower International, Inc.	1,621,800
		2,068,925	3.35%
National Commercial Banks
38,700	First Merchants Corporation	1,795,680
18,936	National Bank Holdings Corporation - Class A	730,740
		2,526,420	4.10%
Orthopedic, Prosthetic & Surgical Appliances & Supplies
140,000	RTI Surgical, Inc. *	644,000	1.04%
Printed Circuit Boards
15,000	Jabil Circuit, Inc.	414,900	0.67%
Retail - Apparel & Accessory Stores
20,000	Citi Trends, Inc.	548,800
85,400	Express Inc. *	781,410
33,400	Tailored Brands, Inc.	852,368
		2,182,578	3.54%
Retail - Catalog & Mail-Order Houses
10,000	Insight Enterprises, Inc. *	489,300	0.79%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 11

Paradigm Value Fund
		Schedule of Investments
		June 30, 2018 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Retail - Family Clothing Stores
72,800	American Eagle Outfitters, Inc.	$1,692,600	2.74%
Retail - Miscellaneous Shopping Goods Stores
50,000	Barnes & Noble, Inc.	317,500	0.51%
Retail - Retail Stores, NEC
10,100	IAC/InterActiveCorp. *	1,540,149	2.50%
Retail - Shoe Stores
24,300	Foot Locker, Inc.	1,279,395	2.07%
Retail - Women's Clothing Stores
4,200	New York & Company, Inc. *	21,504	0.03%
Savings Institution, Federally Chartered
40,300	LegacyTexas Financial Group, Inc.	1,572,506	2.55%
Semiconductors & Related Devices
3,488	Cavium, Inc. *	301,712
50,300	EMCORE Corporation *	254,015
40,000	FormFactor, Inc. *	532,000
20,000	Ichor Holdings, Ltd. *	424,400
58,800	Kulicke & Soffa Industries Inc. * (Singapore)	1,400,616
20,000	MaxLinear, Inc. - Class A *	311,800
60,000	Oclaro, Inc. *	535,800
20,400	Qorvo, Inc. *	1,635,468
		5,395,811	8.76%
Services - Business Services, NEC
30,200	Tabula Rasa HealthCare, Inc. *	1,927,666	3.13%
Services - Computer Integrated Systems Design
54,100	Convergys Corp.	1,322,204
19,800	Ribbon Communications Inc. *	140,976
		1,463,180	2.37%
Services - Help Supply Services
51,400	Kforce Inc.	1,763,020	2.86%
Services - Home Health Care Services
25,200	Addus HomeCare Corporation *	1,442,700	2.34%
Services - Hospitals
15,300	Magellan Health Services Inc. *	1,468,035
20,150	MEDNAX, Inc. *	872,092
		2,340,127	3.79%
Services - Management Services
140,000	R1 RCM Inc. *	1,215,200	1.97%
Services - Skilled Nursing Care Facilities
10,000	The Ensign Group, Inc.	358,200	0.58%
Special Industry Machinery, NEC
48,000	Brooks Automation, Inc.	1,565,760	2.54%
State Commercial Banks
27,000	Banner Corporation	1,623,510
30,000	Renasant Corporation	1,365,600
		2,989,110	4.85%
Telegraph & Other Message Communications
18,100	j2 Global, Inc.	1,567,641	2.54%
Telephone & Telegraph Apparatus
10,000	Fabrinet (Thailand) *	368,900	0.60%
Transportation Services
15,400	GATX Corp.	1,143,142	1.85%
Wholesale - Computers & Peripheral Equipment & Software
7,000	SYNNEX Corporation	675,570	1.10%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 12

Paradigm Value Fund
		Schedule of Investments
		June 30, 2018 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Wholesale - Lumber & Other Construction Materials
20,000	Foundation Building Materials, Inc. *	$307,600
60,000	Huttig Building Products, Inc. *	285,000
		592,600	0.96%
Women's, Misses', and Juniors Outerwear
30,000	J.Jill, Inc. *	280,200	0.45%
Wood Household Furniture, (No Upholstered)
18,000	Ethan Allen Interiors Inc.	441,000	0.72%
Total for Common Stocks (Cost $29,405,733)		54,249,429	87.95%
REAL ESTATE INVESTMENT TRUSTS
58,000	Blackstone Mortgage Trust, Inc. - Class A	1,822,940
37,309	Gramercy Property Trust Inc.	1,019,282
14,750	Mid-America Apartment Communities Inc.	1,484,883
Total for Real Estate Investment Trusts (Cost $2,788,810)		4,327,105	7.02%
MONEY MARKET FUNDS
3,077,135	SEI Daily Income Trust Government Fund CL F 1.64% **	3,077,135	4.99%
	(Cost $3,077,135)
Total Investment Securities		61,653,669	99.96%
	(Cost $35,271,678)
Other Assets in Excess of Liabilities		24,128	0.04%
Net Assets		$61,677,797	100.00%

* Non-Income Producing Securities. ** The Yield Rate shown represents the 7-day yield at June 30, 2018. The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 13

Paradigm Select Fund
			Schedule of Investments
			June 30, 2018 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft & Parts
7,800	Triumph Group, Inc.	$152,880	0.58%
Cable & Other Pay Television Services
33,600	TiVo Solutions Inc.	451,920	1.72%
Chemical & Allied Products
1,775	Innospec Inc.	135,876
4,725	Olin Corp.	135,702
		271,578	1.03%
Construction - Special Trade Contractors
26,100	Matrix Service Co. *	478,935	1.82%
Electrical Work
5,700	EMCOR Group Inc.	434,226	1.65%
Electromedical & Electrotherapeutic Apparatus
11,500	Masimo Corporation *	1,122,975	4.28%
Fire, Marine & Casualty Insurance
2,850	American Financial Group Inc.	305,890
4,350	Aspen Insurance Holdings Limited (Bermuda)	177,045
		482,935	1.84%
Footwear (No Rubber)
12,000	Caleres, Inc.	412,680	1.57%
General Industrial Machinery & Equipment
11,500	Rexnord Corporation *	334,190	1.27%
Industrial Instruments For Measurement, Display, and Control
4,700	MKS Instruments, Inc.	449,790	1.71%
Industrial Organic Chemicals
5,600	Sensient Technologies Corporation	400,680
3,850	Westlake Chemical Corp.	414,376
		815,056	3.10%
Instruments For Measurement & Testing of Electricity & Electric Signals
18,675	Teradyne, Inc.	710,957	2.70%
Laboratory Analytical Instruments
9,600	PerkinElmer Inc.	703,008	2.67%
Millwood, Veneer, Plywood, & Structural Wood Members
4,000	American Woodmark Corporation *	366,200	1.39%
Miscellaneous Manufacturing Industries
6,200	Hillenbrand, Inc.	292,330	1.11%
Plastics Products
12,000	Entegris, Inc.	406,800	1.55%
Printed Circuit Boards
20,300	Jabil Circuit, Inc.	561,498
16,000	TTM Technologies, Inc. *	282,080
		843,578	3.21%
Radio & TV Broadcasting & Communications Equipment
40,000	Mitel Networks Corporation * (Canada)	438,800	1.67%
Retail - Apparel & Accessory Stores
17,300	Express Inc. *	158,295
8,950	Tailored Brands, Inc.	228,404
		386,699	1.47%
Retail - Catalog & Mail-Order Houses
9,000	Insight Enterprises, Inc. *	440,370	1.67%
Retail - Eating & Drinking Places
6,700	Cannae Holdings, Inc. *	124,285	0.47%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 14

Paradigm Select Fund
		Schedule of Investments
		June 30, 2018 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Retail - Family Clothing Stores
22,900	American Eagle Outfitters, Inc.	$532,425	2.02%
Retail - Lumber & Other Building Materials Dealers
33,600	BMC Stock Holdings, Inc. *	700,560	2.66%
Retail - Radio, TV & Consumer Electronics Stores
12,400	Best Buy Co., Inc.	924,792	3.52%
Retail - Retail Stores, NEC
7,000	IAC/InterActiveCorp. *	1,067,430	4.06%
Retail - Shoe Stores
10,500	Foot Locker, Inc.	552,825	2.10%
Savings Institution, Federally Chartered
7,800	Capitol Federal Financial, Inc.	102,648	0.39%
Search, Detection, Navigation, Guidance, Aeronautical Systems
6,400	Garmin Ltd. (Switzerland)	390,400	1.48%
Semiconductors & Related Devices
10,000	Ichor Holdings, Ltd. *	212,200
19,900	Kulicke & Soffa Industries Inc. * (Singapore)	474,018
24,725	Marvell Technology Group Ltd. (Bermuda)	530,104
8,500	MaxLinear, Inc. - Class A *	132,515
11,360	Oclaro, Inc. *	101,445
10,800	Qorvo, Inc. *	865,836
5,500	Skyworks Solutions, Inc.	531,575
		2,847,693	10.84%
Services - Computer Integrated Systems Design
22,000	Allscripts Healthcare Solutions, Inc. *	264,000
19,800	Convergys Corp.	483,912
		747,912	2.84%
Services - Help Supply Services
16,325	Kelly Services, Inc. - Class A	366,496
9,750	Kforce Inc.	334,425
		700,921	2.67%
Services - Hospitals
8,800	Magellan Health Services Inc. *	844,360
7,800	MEDNAX, Inc. *	337,584
		1,181,944	4.50%
Services - Prepackaged Software
1,809	Black Knight, Inc. *	96,872	0.37%
Steel Pipe & Tubes
11,550	Allegheny Technologies Incorporated *	290,136	1.10%
Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
4,200	Carpenter Technology Corporation	220,794	0.84%
Surgical & Medical Instruments & Apparatus
17,700	Globus Medical, Inc. - Class A *	893,142
5,000	NuVasive, Inc. *	260,600
		1,153,742	4.39%
Telegraph & Other Message Communications
7,300	j2 Global, Inc.	632,253	2.40%
Telephone & Telegraph Apparatus
12,000	Fabrinet * (Thailand)	442,680	1.68%
Title Insurance
5,900	Fidelity National Financial, Inc.	221,958	0.84%
Wholesale - Computers & Peripheral Equipment & Software
6,000	SYNNEX Corporation	579,060	2.21%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 15

Paradigm Select Fund
	Schedule of Investments
	June 30, 2018 (Unaudited)
Shares	Fair Value	% of Net Assets

COMMON STOCKS

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies
4,300 EnerSys	$320,952	1.22%
Wholesale - Lumber & Other Construction Materials
8,400 Boise Cascade Company	375,480	1.43%
Wood Household Furniture, (No Upholstered)
10,000 Ethan Allen Interiors Inc.	245,000	0.93%
Total for Common Stocks (Cost $18,459,282)	24,448,669	92.97%
REAL ESTATE INVESTMENT TRUSTS
5,800 Mid-America Apartment Communities Inc.	583,886	2.22%
Total for Real Estate Investment Trusts (Cost $490,137)
MONEY MARKET FUNDS
1,273,970 SEI Daily Income Trust Government Fund CL F 1.64% **	1,273,970	4.84%
(Cost $1,273,970)
Total Investment Securities	26,306,525	100.03%
(Cost $20,223,389)
Liabilities in Excess of Other Assets	(8,576)	-0.03%
Net Assets	$26,297,949	100.00%

** The Yield Rate shown represents the 7-day yield at June 30, 2018. The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 16

Paradigm Opportunity Fund
			Schedule of Investments
			June 30, 2018 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Cable & Other Pay Television Services
13,300	TiVo Solutions Inc.	$178,885	1.89%
Communications Equipment, NEC
1,600	Lumentum Holdings Inc. *	92,640	0.98%
Computer Communications Equipment
26,200	A10 Networks, Inc. *	163,226	1.73%
Construction - Special Trade Contractors
12,500	Matrix Service Co. *	229,375	2.43%
Electrical Work
3,200	EMCOR Group Inc.	243,776	2.58%
Industrial Instruments For Measurement, Display, and Control
1,100	MKS Instruments, Inc.	105,270	1.12%
Industrial Organic Chemicals
3,150	Sensient Technologies Corporation	225,383	2.39%
Instruments For Measurement & Testing of Electricity & Electric Signals
7,075	Teradyne, Inc.	269,345	2.85%
Laboratory Analytical Instruments
3,400	PerkinElmer Inc.	248,982	2.64%
Miscellaneous Manufacturing Industries
4,400	Hillenbrand, Inc.	207,460	2.20%
Orthopedic, Prosthetic & Surgical Appliances & Supplies
2,100	Avanos Medical, Inc. *	120,225	1.27%
Retail - Apparel & Accessory Stores
11,875	Express Inc. *	108,656
4,900	Tailored Brands, Inc.	125,048
		233,704	2.48%
Retail - Department Stores
2,500	Dillard's, Inc. - Class A	236,250	2.50%
Retail - Family Clothing Stores
13,300	American Eagle Outfitters, Inc.	309,225	3.28%
Retail - Lumber & Other Building Materials Dealers
14,900	BMC Stock Holdings, Inc. *	310,665	3.29%
Retail - Retail Stores, NEC
2,500	IAC/InterActiveCorp. *	381,225	4.04%
Retail - Shoe Stores
3,500	DSW Inc. - Class A	90,370
5,400	Foot Locker, Inc.	284,310
		374,680	3.97%
Semiconductors & Related Devices
13,100	Kulicke & Soffa Industries Inc. * (Singapore)	312,042
4,900	Qorvo, Inc. *	392,833
3,300	Skyworks Solutions, Inc.	318,945
		1,023,820	10.84%
Services - Business Services, NEC
7,300	Tabula Rasa HealthCare, Inc. *	465,959	4.93%
Services - Computer Integrated Systems Design
7,800	Allscripts Healthcare Solutions, Inc. *	93,600
9,900	Convergys Corp.	241,956
		335,556	3.55%
Services - Help Supply Services
8,600	Kelly Services, Inc. - Class A	193,070	2.05%
Services - Home Health Care Services
4,700	Addus HomeCare Corporation *	269,075	2.85%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 17

Paradigm Opportunity Fund
		Schedule of Investments
		June 30, 2018 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Services - Hospitals
3,800	Magellan Health Services Inc. *	$364,610
2,800	MEDNAX, Inc. *	121,184
		485,794	5.14%
Services - Prepackaged Software
5,900	Progress Software Corporation	229,038	2.43%
Special Industry Machinery (No Metalworking Machinery)
3,100	Kadant Inc.	298,065	3.16%
Special Industry Machinery, NEC
13,700	Brooks Automation, Inc.	446,894	4.73%
Surgical & Medical Instruments & Apparatus
10,400	AtriCure, Inc. *	281,320
14,900	GenMark Diagnostics, Inc. *	95,062
4,500	OrthoPediatrics Corp. *	119,880
		496,262	5.26%
Telegraph & Other Message Communications
4,100	j2 Global, Inc.	355,101	3.76%
Total for Common Stocks (Cost $4,825,505)		8,528,950	90.34%
REAL ESTATE INVESTMENT TRUSTS
3,700	Mid-America Apartment Communities Inc.	372,479	3.95%
Total for Real Estate Investment Trusts (Cost $200,380)
MONEY MARKET FUNDS
932,515	SEI Daily Income Trust Government Fund CL F 1.64% **	932,515	9.88%
	(Cost $932,515)
Total Investment Securities		9,833,944	104.17%
	(Cost $5,958,400)
Liabilities in Excess of Other Assets		(393,775)	-4.17%
Net Assets		$9,440,169	100.00%

* Non-Income Producing Securities. ** The Yield Rate shown represents the 7-day yield at June 30, 2018. The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 18

Paradigm Micro-Cap Fund
			Schedule of Investments
			June 30, 2018 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Parts & Auxiliary Equipment, NEC
40,000	Ducommun Incorporated *	$1,323,600	2.28%
Communications Equipment, NEC
80,000	Vocera Communications, Inc. *	2,391,200	4.12%
Computer Communications Equipment
310,000	Black Box Corporation *	627,750
260,000	Extreme Networks, Inc. *	2,069,600
		2,697,350	4.64%
Computer Peripheral Equipment, NEC
140,000	Mitek Systems, Inc. *	1,246,000	2.14%
Electronic Computers
32,000	Omnicell, Inc. *	1,678,400	2.89%
Engines & Turbines
240,000	Westport Fuel Systems Inc. *	607,200	1.05%
Footwear (No Rubber)
50,000	Caleres, Inc.	1,719,500	2.96%
Guided Missiles & Space Vehicles & Parts
120,000	Kratos Defense & Security Solutions, Inc. *	1,381,200	2.38%
Household Furniture
30,000	Hooker Furniture Corporation	1,407,000	2.42%
Instruments For Measurement & Testing of Electricity & Electric Signals
150,000	Xcerra Corporation *	2,095,500	3.61%
Millwood, Veneer, Plywood, & Structural Wood Members
25,000	American Woodmark Corporation *	2,288,750	3.94%
Motor Vehicle Parts & Accessories
100,000	Modine Manufacturing Company *	1,825,000	3.14%
Orthopedic, Prosthetic & Surgical Appliances & Supplies
397,547	RTI Surgical, Inc. *	1,828,716	3.15%
Printed Circuit Boards
80,000	TTM Technologies, Inc. *	1,410,400	2.43%
Radio & TV Broadcasting & Communications Equipment
100,000	Mitel Networks Corporation * (Canada)	1,097,000	1.89%
Retail - Apparel & Accessory Stores
60,000	Citi Trends, Inc.	1,646,400
80,000	Francesca’s Holdings Corporation *	604,000
153,700	Tilly's, Inc. - Class A *	2,328,555
		4,578,955	7.88%
Retail - Catalog & Mail-Order Houses
40,000	Insight Enterprises, Inc. *	1,957,200	3.37%
Retail - Family Clothing Stores
200,000	Stage Stores, Inc.	482,000	0.83%
Retail - Women's Clothing Stores
400,000	New York & Company, Inc. *	2,048,000	3.53%
Semiconductors & Related Devices
180,000	FormFactor, Inc. *	2,394,000
80,000	Ichor Holdings, Ltd. *	1,697,600
170,000	Oclaro, Inc. *	1,518,100
120,000	Ultra Clean Holdings, Inc. *	1,992,000
		7,601,700	13.08%
Services - Computer Integrated Systems Design
220,000	Aerohive Networks, Inc. *	873,400
200,000	Allscripts Healthcare Solutions, Inc. *	2,400,000
160,000	Ribbon Communications Inc. *	1,139,200
		4,412,600	7.60%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 19

Paradigm Micro-Cap Fund
		Schedule of Investments
		June 30, 2018 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Services - Management Services
300,000	R1 RCM Inc. *	$2,604,000	4.48%
Special Industry Machinery, NEC
10,000	Axcelis Technologies, Inc. *	198,000	0.34%
Special Industry Machinery (No Metalworking Machinery)
10,800	Kadant Inc.	1,038,420	1.79%
Surgical & Medical Instruments & Apparatus
30,000	SeaSpine Holdings Corporation *	378,600
20,000	Sensus Healthcare, Inc. *	145,200
		523,800	0.90%
Wholesale - Computers & Peripheral Equipment & Software
40,000	ScanSource, Inc. *	1,612,000
17,249	Wayside Technology Group, Inc.	242,348
		1,854,348	3.19%
Wholesale - Lumber & Other Construction Materials
79,600	Foundation Building Materials, Inc. *	1,224,248
164,569	Huttig Building Products, Inc. *	781,703
		2,005,951	3.45%
Women's, Misses', and Juniors Outerwear
40,000	J.Jill, Inc. *	373,600	0.64%
Wood Household Furniture, (No Upholstered)
20,000	Ethan Allen Interiors Inc.	490,000	0.84%
Total for Common Stocks (Cost $42,687,520)		55,165,390	94.96%
CONTINGENT VALUE RIGHTS
50,000	Synergetics USA, Inc. * +	-	0.00%
	(Cost $0)
MONEY MARKET FUNDS
2,510,949	SEI Daily Income Trust Government Fund CL F 1.64% **	2,510,949	4.32%
	(Cost $2,510,949)
Total Investment Securities		57,676,339	99.28%
	(Cost $45,198,469)
Other Assets in Excess of Liabilities		416,163	0.72%

Net Assets		$58,092,502	100.00%

* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at June 30, 2018.
+ Under the terms of the Contingent Value Rights (“CVR”), the holder has the right to receive cash pay-
ments of between $0.50 and $1.00 if Synergetics’ ophthalmology business achieves certain revenue per-
formance milestones.

The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 20

Paradigm Funds

Statements of Assets and Liabilities (Unaudited)	Value	Select
June 30, 2018	Fund	Fund

Assets:
Investment Securities at Fair Value*	$61,653,669	$26,306,525
Cash	-	3,392
Receivable for Fund Shares Sold	14,243	-
Receivable for Securities Sold	71,834	-
Dividends Receivable	84,433	13,616
Total Assets	61,824,179	26,323,533
Liabilities:
Payable for Fund Shares Redeemed	6,405	-
Payable for Securities Purchased	62,253	-
Payable to Advisor	77,724	25,584
Total Liabilities	146,382	25,584
Net Assets	$61,677,797	$26,297,949
Net Assets Consist of:
Paid In Capital	$30,708,128	$19,449,662
Accumulated Net Investment Loss	(41,299)	(12,475)
Accumulated Undistributed Realized Gain on Investments - Net	4,628,977	777,626
Unrealized Appreciation in Value of Investment Securities - Net	26,381,991	6,083,136
Net Assets	$61,677,797	$26,297,949

Net Asset Value, Offering and Redemption Price (Note 2)	$54.06	$39.29

* Investments at Identified Cost	$35,271,678	$20,223,389

Shares Outstanding (Unlimited number of shares	1,140,896	669,275
authorized without par value)

Statements of Operations (Unaudited)
For the six month period ended June 30, 2018

Investment Income:
Dividends	$405,746	$136,963
Total Investment Income	405,746	136,963
Expenses:
Investment Advisor Fees	447,045	194,911
Total Expenses	447,045	194,911
Less: Expenses Waived	-	(45,473)
Net Expenses	447,045	149,438

Net Investment Loss	(41,299)	(12,475)

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	4,631,920	805,010
Net Change in Net Unrealized Appreciation on Investments	1,343,622	457,397
Net Realized and Unrealized Gain on Investments	5,975,542	1,262,407

Net Increase in Net Assets from Operations	$5,934,243	$1,249,932

The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 21

Paradigm Funds

Statements of Assets and Liabilities (Unaudited)	Opportunity	Micro-Cap
June 30, 2018	Fund	Fund

Assets:
Investment Securities at Fair Value*	$9,833,944	$57,676,339
Receivable for Fund Shares Sold	15,012	35,054
Receivable for Securities Sold	51,175	723,759
Dividends Receivable	4,746	6,607
Total Assets	9,904,877	58,441,759
Liabilities:
Payable for Securities Purchased	455,169	289,224
Payable to Advisor	9,539	60,033
Total Liabilities	464,708	349,257
Net Assets	$9,440,169	$58,092,502
Net Assets Consist of:
Paid In Capital	$4,931,454	$39,735,140
Accumulated Net Investment Loss	(5,921)	(82,072)
Accumulated Undistributed Realized Gain on Investments - Net	639,092	5,961,564
Unrealized Appreciation in Value of Investment Securities - Net	3,875,544	12,477,870
Net Assets	$9,440,169	$58,092,502

Net Asset Value, Offering and Redemption Price (Note 2)	$45.53	$36.92

* Investments at Identified Cost	$5,958,400	$45,198,469

Shares Outstanding (Unlimited number of shares	207,344	1,573,343
authorized without par value)

Statements of Operations (Unaudited)
For the six month period ended June 30, 2018

Investment Income:
Dividends	$45,952	$242,619
Total Investment Income	45,952	242,619
Expenses:
Investment Advisor Fees	62,243	324,691
Total Expenses	62,243	324,691
Less: Expenses Waived	(10,370)	-
Net Expenses	51,873	324,691

Net Investment Loss	(5,921)	(82,072)

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	660,325	6,127,749
Net Change in Net Unrealized Appreciation on Investments	327,832	798,928
Net Realized and Unrealized Gain on Investments	988,157	6,926,677

Net Increase in Net Assets from Operations	$982,236	$6,844,605

The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 22

Paradigm Funds

Statements of Changes in Net Assets	Value Fund		Select Fund
	(Unaudited)		(Unaudited)
	1/1/2018	1/1/2017	1/1/2018	1/1/2017
	to	to	to	to
	6/30/2018	12/31/2017	6/30/2018	12/31/2017
From Operations:
Net Investment Loss	$(41,299)	$(91,298)	$(12,475)	$(31,071)
Net Realized Gain on Investments	4,631,920	7,234,920	805,010	996,627
Net Change in Unrealized Appreciation on Investments	1,343,622	788,997	457,397	2,597,991
Net Increase in Net Assets from Operations	5,934,243	7,932,619	1,249,932	3,563,547
From Distributions to Shareholders:
Net Investment Income	-	-	-	-
Net Realized Gain on Investment Transactions	-	(6,505,753)	-	(946,144)
Total Distributions to Shareholders	-	(6,505,753)	-	(946,144)
From Capital Share Transactions:
Proceeds From Sale of Shares	1,289,113	2,344,188	162,796	5,880,698
Proceeds from Redemption Fees (Note 2)	1,112	15,648	-	24,685
Shares Issued on Reinvestment of Dividends	-	6,211,305	-	934,694
Cost of Shares Redeemed	(4,720,034)	(12,920,673)	(376,286)	(7,065,050)
Net Decrease from Shareholder Activity	(3,429,809)	(4,349,532)	(213,490)	(224,973)
Net Increase (Decrease) in Net Assets	2,504,434	(2,922,666)	1,036,442	2,392,430

Net Assets at Beginning of Period	59,173,363	62,096,029	25,261,507	22,869,077

Net Assets at End of Period	$61,677,797	$59,173,363	$26,297,949	$25,261,507

Accumulated Net Investment Loss	$(41,299)	$-	$(12,475)	$-

Share Transactions:
Issued	24,447	46,479	4,134	167,749
Reinvested	-	125,760	-	24,839
Redeemed	(92,199)	(254,520)	(9,652)	(200,746)
Net Decrease in Shares	(67,752)	(82,281)	(5,518)	(8,158)
Shares Outstanding Beginning of Period	1,208,648	1,290,929	674,793	682,951
Shares Outstanding End of Period	1,140,896	1,208,648	669,275	674,793

The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 23

Paradigm Funds

Statements of Changes in Net Assets	Opportunity Fund		Micro-Cap Fund
	(Unaudited)		(Unaudited)
	1/1/2018	1/1/2017	1/1/2018	1/1/2017
	to	to	to	to
	6/30/2018	12/31/2017	6/30/2018	12/31/2017
From Operations:
Net Investment Loss	$(5,921)	$(2,243)	$(82,072)	$(437,969)
Net Realized Gain on Investments	660,325	237,640	6,127,749	3,447,873
Net Change in Unrealized Appreciation on Investments	327,832	801,886	798,928	3,130,584
Net Increase in Net Assets from Operations	982,236	1,037,283	6,844,605	6,140,488
From Distributions to Shareholders:
Net Investment Income	-	-	-	-
Net Realized Gain on Investment Transactions	-	(70,402)	-	(3,176,931)
Total Distributions to Shareholders	-	(70,402)	-	(3,176,931)
From Capital Share Transactions:
Proceeds From Sale of Shares	876,064	667,051	2,738,786	11,699,509
Proceeds from Redemption Fees (Note 2)	-	-	-	3,202
Shares Issued on Reinvestment of Dividends	-	70,402	-	3,138,877
Cost of Shares Redeemed	(207,217)	(613,978)	(914,757)	(20,051,176)
Net Increase (Decrease) from Shareholder Activity	668,847	123,475	1,824,029	(5,209,588)
Net Increase (Decrease) in Net Assets	1,651,083	1,090,356	8,668,634	(2,246,031)

Net Assets at Beginning of Period	7,789,086	6,698,730	49,423,868	51,669,899

Net Assets at End of Period	$9,440,169	$7,789,086	$58,092,502	$49,423,868

Accumulated Net Investment Loss	$(5,921)	$-	$(82,072)	$-

Share Transactions:
Issued	19,850	18,158	75,215	356,499
Reinvested	-	1,729	-	96,108
Redeemed	(4,938)	(15,192)	(27,392)	(655,825)
Net Increase (Decrease) in Shares	14,912	4,695	47,823	(203,218)
Shares Outstanding Beginning of Period	192,432	187,737	1,525,520	1,728,738
Shares Outstanding End of Period	207,344	192,432	1,573,343	1,525,520

The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 24

Paradigm Value Fund

Financial Highlights - Paradigm Value Fund
	(Unaudited)
Selected data for a share outstanding	1/1/2018		1/1/2017	1/1/2016		1/1/2015		1/1/2014		1/1/2013
throughout the period:	to		to	to		to		to		to
	6/30/2018		12/31/2017	12/31/2016		12/31/2015		12/31/2014		12/31/2013
Net Asset Value - Beginning of Period	$48.96		$48.10	$43.02		$48.33		$56.37		$56.47
Net Investment Loss (a)	(0.04)		(0.08)	(0.02)		(0.02)		(0.05)		(0.19)
Net Gain on Investments (Realized and Unrealized)	5.14		6.89	7.46		0.74		1.50		12.45
Total from Investment Operations	5.10		6.81	7.44		0.72		1.45		12.26
Distributions (From Net Investment Income)	-		-	-		-		-		-
Distributions (From Capital Gains)	-		(5.96)	(2.36)		(6.03)		(9.49)		(12.37)
Total Distributions	-		(5.96)	(2.36)		(6.03)		(9.49)		(12.37)
Proceeds from Redemption Fee (Note 2)	-	+	0.01	-	+	-	+	-	+	0.01
Net Asset Value - End of Period	$54.06		$48.96	$48.10		$43.02		$48.33		$56.37
Total Return (b)	10.42%	*	14.06%	17.29%		1.35%		2.44%		21.82%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$61,678		$59,173	$62,096		$66,931		$96,162		$133,113

Before Reimbursement
Ratio of Expenses to Average Net Assets	1.50%	**	1.66%	2.00%		2.00%		1.97%		1.91%
After Reimbursement
Ratio of Expenses to Average Net Assets (c)	1.50%	**	1.50%	1.50%		1.50%		1.50%		1.50%
Ratio of Net Investment Loss to Average
Net Assets (c)	(0.14)%	**	(0.15)%	(0.06)%		(0.05)%		(0.09)%		(0.31)%

Portfolio Turnover Rate	9.77%	*	24.12%	12.68%		14.35%		31.47%		48.01%

Paradigm Select Fund

Financial Highlights - Paradigm Select Fund
	(Unaudited)
Selected data for a share outstanding throughout the period:	1/1/2018		1/1/2017	1/1/2016		1/1/2015		1/1/2014		1/1/2013
	to		to	to		to		to		to
	6/30/2018		12/31/2017	12/31/2016		12/31/2015		12/31/2014		12/31/2013
Net Asset Value - Beginning of Period	$37.44		$33.49	$29.09		$32.20		$37.05		$32.50
Net Investment Income (Loss) (a)	(0.02)		(0.05)	(0.04)		0.07		-	+	0.06
Net Gain (Loss) on Investments (Realized and Unrealized)	1.87		5.42	4.69		(0.45)		2.98		9.29
Total from Investment Operations	1.85		5.37	4.65		(0.38)		2.98		9.35
Distributions (From Net Investment Income)	-		-	(0.01)		(0.05)		-		(0.05)
Distributions (From Capital Gains)	-		(1.46)	(0.24)		(2.68)		(7.83)		(4.75)
Total Distributions	-		(1.46)	(0.25)		(2.73)		(7.83)		(4.80)
Proceeds from Redemption Fee (Note 2)	-		0.04	-	+	-	+	-		-	+

Net Asset Value - End of Period	$39.29		$37.44	$33.49		$29.09		$32.20		$37.05
Total Return (b)	4.94%	*	16.12%	15.98%		(1.26)%		7.86%		28.83%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$26,298		$25,262	$22,869		$5,399		$6,537		$8,181

Before Reimbursement
Ratio of Expenses to Average Net Assets	1.50%	**	1.50%	1.50%		1.50%		1.50%		1.50%
After Reimbursement
Ratio of Expenses to Average Net Assets (c)	1.15%	**	1.15%	1.15%		1.15%		1.15%		1.15%
Ratio of Net Investment Income (Loss) to Average
Net Assets (c)	(0.10)%	**	(0.13)%	(0.14)%		0.21%		0.00%	+	0.16%

Portfolio Turnover Rate	11.59%	*	21.49%	31.47%		19.57%		36.25%		46.80%

* Not Annualized.
** Annualized.
(a) Per share amount calculated using the average shares method.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
(c) Such percentages reflect an expense waiver by the Advisor. See Note 4.
+ Amount calculated is less than $0.005/0.005% .

The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 25

Paradigm Opportunity Fund

Financial Highlights - Paradigm Opportunity Fund
	(Unaudited)
Selected data for a share outstanding throughout the period:	1/1/2018		1/1/2017	1/1/2016	1/1/2015		1/1/2014		1/1/2013
	to		to	to	to		to		to
	6/30/2018		12/31/2017	12/31/2016	12/31/2015		12/31/2014		12/31/2013
Net Asset Value - Beginning of Period	$40.48		$35.68	$31.14	$32.70		$31.25		$26.44
Net Investment Loss (a)	(0.03)		(0.01)	(0.02)	(0.06)		(0.05)		(0.08)
Net Gain (Loss) on Investments (Realized and Unrealized)	5.08		5.18	4.56	(1.50)		3.27		6.82
Total from Investment Operations	5.05		5.17	4.54	(1.56)		3.22		6.74
Distributions (From Net Investment Income)	-		-	-	-		-		-
Distributions (From Capital Gains)	-		(0.37)	-	-	+	(1.77)		(1.93)
Total Distributions	-		(0.37)	-	-		(1.77)		(1.93)
Proceeds from Redemption Fee (Note 2)	-		-	-	-	+	-	+	-
Net Asset Value - End of Period	$45.53		$40.48	$35.68	$31.14		$32.70		$31.25
Total Return (b)	12.48%	*	14.48%	14.58%	(4.76)%		10.28%		25.54%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$9,440		$7,789	$6,699	$6,019		$6,694		$6,036
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.50%	**	1.65%	2.00%	2.00%		2.00%		2.00%
After Reimbursement
Ratio of Expenses to Average Net Assets (c)	1.25%	**	1.25%	1.25%	1.25%		1.25%		1.25%
Ratio of Net Investment Loss to Average
Net Assets (c)	(0.14)%	**	(0.03)%	(0.08)%	(0.19)%		(0.15)%		(0.28)%
Portfolio Turnover Rate	12.20%	*	14.29%	10.65%	16.21%		7.59%		44.00%

Paradigm Micro-Cap Fund

Financial Highlights - Paradigm Micro-Cap Fund
	(Unaudited)
Selected data for a share outstanding throughout the period:	1/1/2018		1/1/2017		1/1/2016		1/1/2015	1/1/2014	1/1/2013
	to		to		to		to	to	to
	6/30/2018		12/31/2017		12/31/2016		12/31/2015	12/31/2014	12/31/2013
Net Asset Value - Beginning of Period	$32.40		$29.89		$24.32		$27.39	$30.35	$23.24
Net Investment Loss (a)	(0.05)		(0.31)		(0.18)		(0.11)	(0.17)	(0.06)
Net Gain (Loss) on Investments (Realized and Unrealized)	4.57		5.05		6.83		(2.64)	0.74	9.69
Total from Investment Operations	4.52		4.74		6.65		(2.75)	0.57	9.63
Distributions (From Net Investment Income)	-		-		-		-	-	-
Distributions (From Capital Gains)	-		(2.23)		(1.08)		(0.32)	(3.53)	(2.52)
Total Distributions	-		(2.23)		(1.08)		(0.32)	(3.53)	(2.52)
Proceeds from Redemption Fee (Note 2)	-		-	+	-	+	-	-	-
Net Asset Value - End of Period	$36.92		$32.40		$29.89		$24.32	$27.39	$30.35
Total Return (b)	13.95%	*	15.79%		27.33%		(10.05)%	1.81%	41.41%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$58,093		$49,424		$51,670		$42,395	$26,100	$27,210
Ratio of Expenses to Average Net Assets	1.25%	**	1.25%		1.25%		1.25%	1.25%	1.25%
Ratio of Net Investment Loss to Average
Net Assets	(0.32)%	**	(0.96)%		(0.67)%		(0.41)%	(0.58)%	(0.21)%
Portfolio Turnover Rate	51.32%	*	125.90%		88.88%		70.95%	101.19%	70.07%

* Not Annualized.
** Annualized.
(a) Per share amount calculated using the average shares method.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the
Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
(c) Such percentages reflect an expense waiver by the Advisor. See Note 4.
+ Amount calculated is less than $0.005.

The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 26

NOTES TO FINANCIAL STATEMENTS
PARADIGM FUNDS
June 30, 2018
(UNAUDITED)

1.) ORGANIZATION
Paradigm Funds (the “Trust”) is an open-end management investment company that was organized in Ohio as a business trust on September 13, 2002 that offers shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Paradigm Value Fund (“Value”) commenced operations on January 1, 2003. Value’s investment objective is long-term capital appreciation. The Paradigm Select Fund (“Select”) and Paradigm Opportunity Fund (“Opportunity”) both commenced operations on January 1, 2005 with long-term capital appreciation as their objective. The Paradigm Micro-Cap Fund (“Micro-Cap”) commenced operations on January 1, 2008. Micro-Cap’s investment objective is long-term capital appreciation. Under normal circumstances, Micro-Cap invests at least 80% of its net assets in the common stocks of U.S. micro-cap companies. Prior to December 27, 2011, the principal investment strategy of Micro-Cap was to invest primarily in the common stocks of small, mid or large capitalization companies that the Advisor (defined below) believed had the potential for capital appreciation. Value, Select, Opportunity and Micro-Cap are all diversified funds. The advisor to Value, Select, Opportunity and Micro-Cap (each a “Fund” and collectively the “Funds”) is Paradigm Funds Advisor LLC (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follows the significant accounting policies described in this section.

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTIONS AND OTHER: Security transactions are recorded based on a trade date for financial statement reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income, if any, is recognized on an accrual basis. The Funds use the highest cost basis which is a form of specific identification in computing gain or loss on sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

The Funds may hold investments in master limited partnerships (“MLPs”). It is common for distributions from MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividend to be designated as return of capital. Annually, income or loss from MLPs is reclassified upon receipt of the MLPs’ tax reporting document. For financial reporting purpose management does not estimate the tax character of MLP distributions for which actual information has not been reported.

SHARE VALUATION: Each Fund’s net asset value (the “NAV”) is calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each Fund is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase. During the six month period ended June 30, 2018 proceeds from redemption fees were $1,112, $0, $0 and $0 for Value, Select, Opportunity and Micro-Cap, respectively.

INCOME TAXES: The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the

2018 Semi-Annual Report 27

Notes to Financial Statements (Unaudited) - continued

Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six month period ended June 30, 2018, the Funds did not incur any interest or penalties.

ESTIMATES: The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

3.) SECURITIES VALUATIONS
The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ best information about the assumptions a market participant would use in valuing the assets or liabilities.

The availability of inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Funds’ major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks, real estate investment trusts and contingent value rights) Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted

2018 Semi-Annual Report 28

Notes to Financial Statements (Unaudited) - continued

sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Advisor’s opinion, the last bid price does not accurately reflect the fair value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the fair value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Trust’s Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following tables summarize the inputs used to value each Fund’s assets measured at fair value as of June 30, 2018:

Value:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$54,249,429	$ -	$ -	$54,249,429
Real Estate Investment Trusts	4,327,105	-	-	4,327,105
Money Market Funds	3,077,135	-	-	3,077,135
Total	$61,653,669	$ -	$ -	$61,653,669

Select:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$24,448,669	$ -	$ -	$24,448,669
Real Estate Investment Trusts	583,886	-	-	583,886
Money Market Funds	1,273,970	-	-	1,273,970
Total	$26,306,525	$ -	$ -	$26,306,525

Opportunity:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$8,528,950	$ -	$ -	$8,528,950
Real Estate Investment Trusts	372,479	-	-	372,479
Money Market Funds	932,515	-	-	932,515
Total	$9,833,944	$ -	$ -	$9,833,944

Micro-Cap:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$55,165,390	$ -	$ -	$55,165,390
Contingent Value Rights	-	-	-	-
Money Market Funds	2,510,949	-	-	2,510,949
Total	$57,676,339	$ -	$ -	$57,676,339

Refer to each Fund’s Schedule of Investments for a listing of securities by industry. The Funds did not hold any level 3 assets during the six month period ended June 30, 2018. There were no transfers into or out of the levels during the six month period ended June 30, 2018. It is the Funds’ policy to consider transfers into or out of the levels as of the end of the reporting period.

The Funds did not invest in derivative instruments during the six month period ended June 30, 2018.

2018 Semi-Annual Report 29

Notes to Financial Statements (Unaudited) - continued

4.) INVESTMENT ADVISORY AGREEMENTS
The Trust, with respect to each of the Funds, has an investment advisory agreement (collectively the “Management Agreements”) with the Advisor. Under the terms of the Management Agreements, the Advisor manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. Under the Management Agreements, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds. The Advisor pays all operating expenses of the Funds with the exception of taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short) and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trustees and Trust officers with respect thereto. The Funds will also pay expenses that they are authorized to pay pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (none are currently authorized). The Advisor also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. For its services and payment of certain Fund expenses as described below, the Advisor receives an annual investment management fee of 1.50%, 1.50%, 1.50%, and 1.25% of the average daily net assets from Value, Select, Opportunity and Micro-Cap, respectively. Prior to May 1, 2017, Value paid the Advisor an annual investment management fee of 2.00% of the average daily net assets on assets up to and including $100 million and 1.75% of the average daily net assets over $100 million. Additionally, prior to May 1, 2017, Opportunity's management fee was 2.00% of the average daily net assets. As a result of the above calculations, for the six month period ended June 30, 2018, the Advisor earned management fees (before the waivers described below) totaling $447,045, $194,911, $62,243 and $324,691 for Value, Select, Opportunity, and Micro-Cap, respectively. At June 30, 2018, $77,724, $25,584, $9,539 and $60,033 was due to the Advisor from Value, Select, Opportunity and Micro-Cap, respectively. The Advisor has contractually agreed to waive management fees and/or reimburse Select and Opportunity to the extent necessary to maintain total annual operating expenses of the Funds (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and indirect costs of investing in acquired funds) at 1.15% and 1.25%, respectively, of daily net assets through April 30, 2019. The Advisor waived $45,473 and $10,370 for the six month period ended June 30, 2018 for Select and Opportunity, respectively, pursuant to their contractual agreements. There is no recapture provision to these waivers.

5.) RELATED PARTY TRANSACTIONS
Certain officers and shareholders of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management fees paid to the Advisor from the Funds.

The Trustees who are not interested persons of the Funds were each paid $4,000, for a total of $20,000, in Trustees fees for the six month period ended June 30, 2018 for the Trust. Under the Management Agreements, the Advisor pays these fees.

6.) INVESTMENTS
For the six month period ended June 30, 2018, purchases and sales of investment securities other than U.S. Government obligations and short-term investments were as follows:

	Value	Select	Opportunity	Micro-Cap
Purchases	$5,542,959	$2,834,248	$1,330,137	$27,477,377
Sales	$10,503,820	$3,008,091	$961,994	$25,710,923

There were no purchases or sales of U.S. Government obligations.

7.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940, as amended. At June 30, 2018, National Financial Services, LLC, located at 200 Liberty Street, New York, New York, for the benefit of its customers, held, in aggregate, 36.70% of Value, and therefore also may be deemed to control Value. Candace King Weir, beneficial owner located at 9 Elk Street, Albany, New York 12207, held, in aggregate, 84.34%, of Select, and therefore may be deemed to control Select. Candace King Weir, beneficial owner located at 9 Elk Street, Albany, New York 12207, held, in aggregate, 86.30%, of Opportunity, and therefore may be deemed to control Opportunity. Candace King Weir, beneficial owner located at 9 Elk Street, Albany, New York 12207, held, in aggregate, 81.92% of Micro-Cap, and therefore may be deemed to control Micro-Cap.

8.) TAX MATTERS
For federal income tax purposes, at June 30, 2018 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

2018 Semi-Annual Report 30

Notes to Financial Statements (Unaudited) - continued

	Value	Select	Opportunity	Micro-Cap
Cost of Investments	$35,271,678	$20,223,389	$5,958,400	$45,198,469

Gross Unrealized Appreciation	$27,565,617	$7,017,325	$4,047,440	$13,677,419
Gross Unrealized Depreciation	($1,183,626)	($934,189)	($171,896)	($1,199,549)
Net Unrealized Appreciation
(Depreciation) on Investments	$26,381,991	$6,083,136	$3,875,544	$12,477,870

The tax character of distributions paid during the six month period ended June 30, 2018 and the fiscal year ended December 31, 2017 were as follows:

	Six Months Ended	Fiscal Year Ended
	June 30, 2018	December 31, 2017
PARADIGM VALUE FUND
Ordinary Income	$ -	$ 607,252
Long-term Capital Gain	-	5,898,501
	$ -	$ 6,505,753

PARADIGM SELECT FUND
Ordinary Income	$ -	$ 684,217
Long-term Capital Gain	-	261,927
	$ -	$ 946,144

PARADIGM OPPORTUNITY FUND
Ordinary Income	$ -	$ -
Long-term Capital Gain	-	70,402
	$ -	$ 70,402
PARADIGM MICRO-CAP FUND
Ordinary Income	$ -	$ 107,926
Long-term Capital Gain	-	3,069,005
	$ -	$ 3,176,931

9.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2018 Semi-Annual Report 31

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2018 Semi-Annual Report 32

DISCLOSURE OF EXPENSES (Unaudited)

The ongoing costs to shareholders associated with the Paradigm Value Fund, Paradigm Select Fund, Paradigm Opportunity Fund and Paradigm Micro-Cap Fund consist solely of management fees. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Funds’ transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. If shares are redeemed within 90 days of purchase from the Funds, the shares are subject to a 2% redemption fee. The following example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Funds on January 1, 2018 and held through June 30, 2018.

The first line of each table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in the Funds and other funds. In order to do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the annual maintenance fee charged to IRA accounts, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PARADIGM VALUE FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	January 1, 2018
	January 1, 2018	June 30, 2018	to June 30, 2018

Actual	$1,000.00	$1,104.17	$7.83

Hypothetical	$1,000.00	$1,017.36	$7.50
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

PARADIGM SELECT FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	January 1, 2018
	January 1, 2018	June 30, 2018	to June 30, 2018

Actual	$1,000.00	$1,049.41	$5.84

Hypothetical	$1,000.00	$1,019.09	$5.76
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2018 Semi-Annual Report 33

Disclosure of Expenses (Unaudited) - continued

PARADIGM OPPORTUNITY FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	January 1, 2018
	January 1, 2018	June 30, 2018	to June 30, 2018

Actual	$1,000.00	$1,124.75	$6.59

Hypothetical	$1,000.00	$1,018.60	$6.26
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

PARADIGM MICRO-CAP FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	January 1, 2018
	January 1, 2018	June 30, 2018	to June 30, 2018

Actual	$1,000.00	$1,139.51	$6.63

Hypothetical	$1,000.00	$1,018.60	$6.26
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2018 Semi-Annual Report 34

ADDITIONAL INFORMATION
June 30, 2018
(Unaudited)

APPROVAL AND RENEWAL OF INVESTMENT ADVISORY AGREEMENTS

At a meeting of the Board of Trustees held on February 28, 2018 (the “Meeting”) the Board of Trustees (the “Trustees” or the “Board”) considered the continuance of the Management Agreements (the “Agreements” or “Management Agreements”) with Paradigm Funds Advisor LLC (the “Advisor”) for the Paradigm Value Fund (“Value Fund”), the Paradigm Select Fund (“Select Fund”), the Paradigm Opportunity Fund (“Opportunity Fund”), and the Paradigm Micro-Cap Fund (“Micro-Cap Fund”) (each a “Fund”, or collectively, the “Funds”). Legal counsel reviewed a memorandum provided by Thompson Hine LLP outlining the duties of mutual fund trustees with respect to the renewal of investment advisory contracts, and explained that, in consideration of the continuance of the management agreements, the Board should review information reasonably necessary to evaluate the terms of the contracts and determine whether each was fair to each Fund and its shareholders. Legal counsel also explained that the Advisor had provided information to the Trustees for evaluation of the continuance of the Agreements.

In renewing the Agreements, the Board of Trustees received materials from the Advisor (the “Report”) addressing the following factors: (i) the investment performance of the Funds and the Advisor; (ii) the nature, extent and quality of the services provided by the Advisor to the Funds; (iii) the cost of the services to be provided and the profits to be realized by the Advisor and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; and (v) whether the fee levels reflect these economies of scale for the benefit of shareholders.

As to the performance of the Funds, the Report included information regarding the performance of each Fund compared to a group of funds of similar size, style and objective (the “Peer Group”). All performance data was through the period ended December 31, 2017. The Report also included comparative performance information for comparable major indexes, each Fund’s Morningstar category average, and other accounts managed by the Advisor.

The Trustees discussed the outperformance and underperformance in relation to the Peer Group average, the Morningstar category average and the comparative index for certain periods for each Fund, as detailed in the Report. The Trustees discussed with representatives of the Advisor the factors underlying the performance of the Funds over various time periods. The Trustees noted that when considering the performance of the Funds, they took into account the importance of the Advisor’s sector allocations. The Trustees stated that they are confident with the Advisor’s investment management process. The Trustees noted the Advisor’s explanations for the performance of the Funds and concluded, after careful review of the investment process and further discussion with the portfolio managers, that each Fund’s performance was either consistent with performance expectations, or that the Advisor was taking appropriate steps to address performance matters where necessary. The Trustees indicated that they would continue to monitor performance on a going forward basis.

As to the nature, extent and quality of the services provided by the Advisor, the Trustees analyzed the Advisor’s experience and capabilities. They discussed the information provided regarding operational matters such as the Advisor’s research and investment personnel. They also discussed the portfolio managers’ backgrounds and investment management experience. They reviewed the Advisor’s financial information and discussed the firm’s ability to meet its obligations under the Agreements. The Board concluded that the nature and extent of the services provided by the Advisor were consistent with the Board’s expectations, and that the quality of services, particularly those provided by the portfolio managers, was acceptable. The Trustees also concluded that the Advisor has the resources to provide quality advisory services to the Funds.

As to the costs of the services provided, the Board reviewed the fees received by the Advisor under the Agreements compared to the applicable Peer Group and category average. The Trustees noted that each Fund pays a unitary management fee under which the Advisor provides advisory services and certain administrative and governance functions and pays Fund expenses. The unitary management fee is 1.50% of average daily net assets for the Paradigm Value Fund, Paradigm Opportunity Fund and Paradigm Select Fund, and 1.25% of average daily net assets for the Paradigm Micro-Cap Fund. As a result, in addition to reviewing the management fees, the Trustees agreed that comparison of each Fund’s expense ratio to the expense ratios of comparable funds was most relevant to the Board deliberations. The Report noted that the Value Fund’s audited expense ratio of 1.50% was found to be higher than the category average of 1.20% and its Peer Group’s average expense ratio of 1.22% but within the range of its Peer Group. The Report indicated that the Select Fund’s audited expense ratio of 1.15% was

2018 Semi-Annual Report 35

Additional Information (Unaudited) - continued

lower than its Morningstar category average of 1.20% and its Peer Group’s average expense ratio of 1.32% . The Report noted that the Opportunity Fund’s audited expense ratio of 1.25% was higher than the category average of 1.20% and lower than its Peer Group’s average expense ratio of 1.55% . The Report indicated that the Micro-Cap Fund’s audited expense ratio of 1.25% was lower than its Peer Group’s average expense ratio of 1.53% and higher than its Morningstar category average of 1.20% . The Trustees noted that, while the fees may be higher, in some cases, than the peer group averages and/or the Morningstar category averages in each case, they appeared reasonable when compared to the benchmarks’ range of fees. The Board noted that while the Advisor does not manage any other accounts, Paradigm Capital Management, Inc., an affiliate of the Advisor, provides services to hedge funds for which it receives an annual fee of between 0.75% and 1.00% plus a performance fee; institutional accounts for which it receives fees ranging from 0.55% to 1.00%; and separately managed accounts for high net-worth clients for which it receives fees ranging from 0.20% to 1.50% . The Trustees concluded that the management fees paid with respect to the Funds were reasonable. The Board noted that the Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Select Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in acquired funds) at 1.15% of its average daily net assets through April 30, 2019, thereby benefiting shareholders. The Board further noted that the Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Opportunity Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in acquired funds) at 1.25% of its average daily net assets through April 30, 2019, thereby benefiting shareholders.

As for the profits realized by the Advisor, the Trustees reviewed a profit and loss analysis prepared by the Advisor that disclosed the direct and indirect expenses paid by the Advisor on behalf of each Fund, the total revenue derived by the Advisor from each Fund and the pre-tax operating margin of each Fund for the calendar year ended December 31, 2017. The Trustees also reviewed a broad industry analysis of mutual fund profitability prepared by an independent third party, which showed the operating margins realized by the Advisor were well within the range reported in the analysis. The Trustees concluded that the Advisor was not excessively profitable from its relationship with any of the Funds.

As for economies of scale, the Trustees discussed and considered information regarding whether economies of scale have been realized with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that the Advisor had contractually agreed to waive management fees and reimburse expenses for certain Funds at specific level, thereby benefiting shareholders. The Trustees agreed that, at current asset levels, further fee concessions were not justified.

In considering the continuance of the Management Agreements between the Trust and the Advisor, the disinterested Trustees did not identify any factor as all-important or all-controlling and instead considered these factors collectively in light of each Fund’s surrounding circumstances. Additionally, as part of its deliberations, the Trustees also considered and relied upon the information about the Funds that had been provided to them throughout the year in connection with their regular Board meetings at which they engage in the ongoing oversight of the Funds and their operations. Next, the disinterested Trustees met in executive session to discuss the continuation of the Agreements. The officers of the Trust were excused during this discussion.

Upon the return of the other Meeting participants, the Trustees conveyed their consensus, including the disinterested Trustees, that renewal of the Management Agreements was in the best interests of each Fund and its shareholders.

AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS
(Unaudited)

     The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

2018 Semi-Annual Report 36

Additional Information (Unaudited) - continued

PROXY VOTING GUIDELINES
(Unaudited)

     Paradigm Funds Advisor LLC, the Funds’ Advisor, is responsible for exercising the voting rights associated with the securities held by the Funds. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Funds’ web site at www.paradigm-funds.com. It is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s web site at http://www.sec.gov.

     Information regarding how the Funds voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number(1-800-239-0732). This information is also available on the SEC’s web site at http://www.sec.gov.

ADDITIONAL INFORMATION

     You will find more information about the Funds at www.paradigm-funds.com. For shareholder inquiries, please call toll-free in the U.S. at 1-800-239-0732.

2018 Semi-Annual Report 37

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2018 Semi-Annual Report 38

Board of Trustees
Carl A. Florio
Gary Greenhouse
Peter H. Heerwagen
Candace King Weir
Richard Koskey
William P. Phelan
George Philip

Investment Advisor
Paradigm Funds Advisor LLC
Nine Elk Street
Albany, NY 12207-1002

Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services
8000 Town Centre Dr., Suite 400
Broadview Heights., OH 44147

Fund Administrator
Premier Fund Solutions, Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

This report is provided for the general information of the shareholders of the Paradigm
Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Paradigm Funds

By: /s/Candace King Weir Candace King Weir President

Date: 8/21/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Candace King Weir Candace King Weir President

Date: 8/21/18

By: /s/Robert A. Benton Robert A. Benton Chief Financial Officer

Date: 8/21/2018